Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
Other assets as of December 31, consisted of the following:

	2023		2022		2021
(In millions)	Carrying Amount	Accumulated Amortization	Carrying Amount	Accumulated Amortization	Carrying Amount	Accumulated Amortization
Capitalized software	$119.0	$49.9	$120.7	$34.9	$70.6	$30.8
Cloud computing arrangement implementation costs	31.6	9.4	11.8	4.8	9.0	3.3
Other	102.5	—	90.3	—	75.0	—

Total other assets	$253.1	$59.3	$222.8	$39.7	$154.6	$34.1